Other Current Liabilities - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Other current liabilities [abstract]
Decrease in accruals for personnel related expenses	$ 1.9	$ 1.9